Note 2 - Revenue Recognition	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
2.	REVENUE RECOGNITION

Following ASC Topic 606, Revenue from Contracts with Customers (Topic 606), management determined that the primary sources of revenue, which emanate from interest income on loans and investments, along with noninterest revenue resulting from investment security gains (losses), gains on the sale of loans, and BOLI income, are not within the scope of ASC 606. These revenue sources cumulatively comprise 89.6% of the total revenue of the Company.

The main types of noninterest income within the scope of the standard are as follows:

Service charges on deposit accounts – The Company has contracts with its deposit customers where fees are charged if the account balance falls below predetermined levels defined as compensating balances. These agreements can be canceled at any time by either the Company or the deposit customer. Revenue from these transactions is recognized monthly as the Company has an unconditional right to the fee consideration. The Company also has transaction fees related to specific customer requests or activities that include overdraft fees, online banking fees, and other transaction fees. All of these fees are attributable to specific performance obligations of the Company where the revenue is recognized at a defined point in time, which is the completion of the requested service/transaction.

Gains (losses) on sale of other real estate owned (“OREO”) – Gains and losses are recognized after the property sale when the buyer obtains control of the real estate, and all of the performance obligations of the Company have been satisfied. Evidence of the buyer obtaining control of the asset includes the transfer of the property title, physical possession of the asset, and the buyer securing control of the risks and rewards related to the asset. In situations where the Company agrees to provide financing to facilitate the sale, additional analysis is performed to ensure that the contract for sale identifies the buyer and seller, the asset to be transferred, the payment terms, that the contract has an actual commercial substance, and that amounts due from the buyer are reasonable. In situations where financing terms are not reflective of current market terms, the transaction price is discounted, impacting the gain/loss and the carrying value of the asset. Gains and losses on the sale of OREO are reported in the Consolidated Statement of Income.

Revenue from investment services – The Company earns investment services revenue through its servicing partnership with LPL Financial. The performance obligation to investment management customers is satisfied over time, and therefore, revenue is recognized over time.  The Company generally receives trailing investment services revenue in arrears and recognizes the revenue when the monthly statement is received.

Miscellaneous Fee income – Fees earned on other services, such as ATM surcharge fees, money order fees, and check fees, are recognized at the time of the event or the applicable billing cycle.

The following table depicts the disaggregation of revenue derived from contracts with customers to describe the nature, amount, timing, and uncertainty of revenue and cash flows for the years ended December 31:

Noninterest Income	2022	2021
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$905	$727
ATM banking fees	1,489	1,377
Service charges and other fees	1,456	1,321
(Loss) gain on equity securities (a)	(173)	209
Gain on other real estate owned	-	43
Earnings on bank-owned life insurance (a)	459	546
Gain on sale of loans (a)	24	1,240
Revenue from investment services (b)	674	727
Miscellaneous Fee income	299	276
Gross rental income	951	180
Other income	662	603
Total noninterest income	$6,746	7,249

(a) Not within scope of ASC 606
(b) From services offered by the Company through it's servicing partnership with LPL Financial